COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—SHORT-TERM BOND	1.8%
Vanguard Short-Term Bond ETF		125,000	$10,356,250
Vanguard Short-Term Corporate Bond ETF		375,000	31,166,250

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$41,515,805)			41,522,500

PREFERRED SECURITIES—$25 PAR VALUE	4.2%
BANKS	1.7%
GMAC Capital Trust I, 6.007% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a)		569,951	15,115,100
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(b),(c)		435,657	11,501,345
US Bancorp, 3.50% (3 Month US LIBOR + 0.60%, Floor 3.50%), Series B (FRN)(a),(c)		150,930	3,631,376
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(b),(c)		176,121	4,661,923
Wells Fargo & Co., 6.625% to 3/15/24, Series R(b),(c)		97,051	2,789,246

			37,698,990

ELECTRIC	0.7%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		636,109	17,092,249

FINANCIAL—INVESTMENT BANKER/BROKER	0.5%
Morgan Stanley, 6.375% to 10/15/24, Series I(b),(c)		392,251	11,124,238

INSURANCE	0.3%
PROPERTY CASUALTY	0.3%
National General Holdings Corp., 7.50%, Series C(c)		285,714	7,329,278

REINSURANCE	0.0%
Reinsurance Group of America, Inc., 6.20% to 9/15/22, due 9/15/42(b)		15,531	418,716

TOTAL INSURANCE			7,747,994

PIPELINES	0.4%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(b),(c)		451,068	9,702,472

UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(b),(c)		147,751	4,173,966

UTILITIES—FOREIGN	0.4%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		97,245	2,691,742

		Shares		Value
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		193,487		$5,386,678

				8,078,420

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$95,550,577)				95,618,329

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	66.5%
BANKS	20.4%
Bank of America Corp., 6.10% to 3/17/25, Series AA(b),(c)		$18,971,000		21,371,875
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(c)		28,507,000		31,561,268
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(c)		8,120,000		9,262,484
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series H(b),(c)		8,930,000		9,208,616
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(b),(c)		9,428,000		10,347,324
Citigroup, Inc., 4.00% to 12/10/25, Series W(b),(c)		11,630,000		11,818,987
Citigroup, Inc., 4.699% (3 Month US LIBOR + 4.478%), Series R (FRN)(a),(c)		9,828,000		9,865,918
Citigroup, Inc., 5.00% to 9/12/24, Series U(b),(c)		8,504,000		8,838,845
Citigroup, Inc., 5.90% to 2/15/23(b),(c)		15,388,000		16,084,769
Citigroup, Inc., 5.95% to 1/30/23(b),(c)		35,190,000		37,068,558
Citigroup, Inc., 5.95% to 5/15/25, Series P(b),(c)		7,951,000		8,656,651
Citigroup, Inc., 6.25% to 8/15/26, Series T(b),(c)		7,000,000		8,039,150
CoBank ACB, 6.25% to 10/1/22, Series F(b),(c)		48,100	†	5,134,675
CoBank ACB, 6.25% to 10/1/26, Series I(b),(c)		1,300,000		1,426,750
Corestates Capital II, 0.891% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)(a),(d)		15,000,000		14,543,864
Corestates Capital III, 0.791% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(a),(d)		12,281,000		11,741,354
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		4,000,000		5,892,000
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(b),(c),(d)		7,425,000		8,130,375
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(d)		8,000	†	874,000
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(b),(c)		3,050,000		3,240,625
Goldman Sachs Group, Inc./The, 4.128% (3 Month US LIBOR + 3.922%), Series M (FRN)(a),(c)		6,310,000		6,296,118
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(b),(c)		3,520,000		3,876,259

		Principal Amount	Value
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b),(c)		$5,873,000	$6,289,983
JPMorgan Chase & Co., 3.682% (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c)		8,482,000	8,441,487
JPMorgan Chase & Co., 4.005% (3 Month US LIBOR + 3.80%), Series Z (FRN)(a),(c)		15,536,000	15,569,946
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(b),(c)		5,766,000	6,044,122
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(b),(c)		16,170,000	17,675,925
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(b),(c)		35,410,000	39,825,296
KeyCorp Capital I, 0.978% (3 Month US LIBOR + 0.74%), due 7/1/28, (TruPS) (FRN)(a)		14,390,000	13,501,333
PNC Financial Services Group, Inc./The, 6.75% to 8/1/21, Series O(b),(c)		18,046,000	18,384,362
Truist Bank, 0.867% (3 Month US LIBOR + 0.650%), due 3/15/28 (FRN)(a)		14,800,000	14,060,920
Truist Bank, 4.00% (3 Month US LIBOR + 0.645%, Floor 4.00%), Series J (FRN)(a),(c)		1,366,000	1,362,585
Truist Financial Corp., 4.95% to 9/1/25, Series P(b),(c)		25,294,000	27,696,930
Wachovia Capital Trust II, 0.741% (3 Month US LIBOR + 0.50%), due 1/15/27 (FRN)(a)		8,500,000	8,192,130
Wells Fargo & Co., 3.90% to 3/15/26(b),(c)		39,370,000	39,394,606

			459,720,090

BANKS—FOREIGN	19.6%
Australia & New Zealand Banking Group Ltd., 2.95% to 7/22/25, 5-Year Treasury Constant Maturity Rate +1.288%, due 7/22/30, 144A (Australia)(b),(d)		9,400,000	9,924,423
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(b),(c),(e),(f)		5,600,000	6,908,689
Banco Santander SA, 7.50% to 2/8/24 (Spain)(b),(c),(e),(f)		1,800,000	1,979,867
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)		18,700,000	15,201,583
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(b),(c)		8,360,000	8,997,868
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(b),(c),(e),(f)		15,025,000	15,807,337
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(b),(c),(e)		1,600,000	1,794,803
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(b),(c),(d),(e)		2,700,000	2,933,685
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(b),(c),(d),(e)		13,200,000	13,789,908
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(b),(c),(d),(e)		4,400,000	5,086,104
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(b),(c),(d),(e)		35,950,000	36,242,094
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(b),(c),(d),(e)		7,400,000	8,191,393
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(b),(c),(d),(e)		14,400,000	16,263,000
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(b),(c),(e),(f)		29,400,000	31,141,656

		Principal Amount	Value
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(b),(c),(d),(e)		$28,010,000	$30,558,350
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(b),(c),(d),(e)		5,000,000	5,556,660
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(b),(c),(e),(f)		9,100,000	9,513,094
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(b),(c),(e)		5,200,000	5,686,590
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(b),(c),(e)		18,900,000	19,209,771
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(b),(c),(e)		4,800,000	5,286,480
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(b),(c),(e),(f)		13,000,000	13,568,932
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(b),(c),(e),(f)		5,200,000	6,633,868
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b),(c),(e)		4,551,000	5,352,977
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(b),(c),(e)		16,500,000	17,114,130
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(b),(c),(d),(e)		7,400,000	8,442,179
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)		20,150,000	16,590,521
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(c),(d),(e)		20,250,000	20,826,517
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(c),(d),(e)		9,000,000	9,905,670
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(b),(c),(d),(e)		17,400,000	18,334,293
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(b),(c),(d),(e)		10,200,000	11,049,558
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(b),(c),(e),(f)		3,000,000	3,145,389
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(b),(c),(e),(f)		4,600,000	5,004,800
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(b),(c),(e),(f)		25,200,000	25,377,937
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(b),(c),(d),(e)		10,050,000	11,036,860
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(b),(c),(e),(f)		20,000,000	20,538,220

			442,995,206

ELECTRIC	2.5%
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(b),(c)		1,227,000	1,294,485
Duke Energy Corp., 4.875% to 9/16/24(b),(c)		8,790,000	9,405,300
Sempra Energy, 4.875% to 10/15/25(b),(c)		20,675,000	22,322,798
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		8,140,000	8,613,327

		Principal Amount		Value
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(b)		$15,433,000		$15,968,191

				57,604,101

ELECTRIC—FOREIGN	0.7%
Electricite de France SA, 4.00% to 7/4/24 (France)(b),(c),(f)		5,000,000		6,525,189
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(b),(c),(d)		8,650,000		9,082,500

				15,607,689

FINANCIAL	4.7%
CREDIT CARD	0.2%
American Express Co., 3.649% (3 Month US LIBOR + 3.428%), Series B (FRN)(a),(c)		5,590,000		5,551,261

DIVERSIFIED FINANCIAL SERVICES	0.4%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		5,035,000		5,141,749
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(b),(c)		3,884,000		4,374,355

				9,516,104

INVESTMENT BANKER/BROKER	4.1%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(b),(c)		46,685,000		51,860,499
Charles Schwab Corp./The, 7.00% to 2/1/22(b),(c)		13,650,000		14,366,625
Morgan Stanley, 3.851% (3 Month US LIBOR + 3.61%), Series H (FRN)(a),(c)		12,000,000		11,985,238
Morgan Stanley, 4.051% (3 Month US LIBOR + 3.81%), Series J (FRN)(a),(c)		14,161,000		14,168,785

				92,381,147

TOTAL FINANCIAL				107,448,512

FOOD	0.1%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(d),(g)		15,000	†	1,500,000

INSURANCE	14.0%
LIFE/HEALTH INSURANCE	4.9%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(b),(c)		8,810,000		9,437,712
MetLife, Inc., 3.792% (3 Month US LIBOR + 3.575%), Series C (FRN)(a),(c)		7,474,000		7,492,685
MetLife, Inc., 3.85% to 9/15/25, Series G(b),(c)		14,295,000		14,795,325
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		7,726,000		8,282,355
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		32,144,000		34,608,481
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		22,599,000		23,965,110

		Principal Amount	Value
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		$11,564,000	$12,278,019

			110,859,687

LIFE/HEALTH INSURANCE—FOREIGN	4.1%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(b),(c),(d)		9,250,000	10,310,975
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(b),(c),(d)		37,007,000	38,024,692
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(b),(c),(f)		11,200,000	12,572,000
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(b),(c),(d)		4,000,000	4,164,684
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		8,600,000	9,143,520
SRLEV NV, 9.00% to 4/15/21, due 4/15/41 (Netherlands)(b)		5,800,000	7,140,999
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		10,200,000	11,441,799

			92,798,669

MULTI-LINE	0.7%
Hartford Financial Services Group, Inc./The, 2.346% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(a),(d)		16,544,000	15,259,800

PROPERTY CASUALTY	0.5%
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(d)		8,400,000	10,458,345

PROPERTY CASUALTY—FOREIGN	3.8%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(b),(c),(f)		8,100,000	8,383,500
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(b),(d)		34,590,000	36,682,522
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(b),(c),(d)		8,700,000	9,482,130
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		13,600,000	15,164,340
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(b),(d)		7,690,000	8,651,250

		Principal Amount	Value
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		$7,050,000	$7,586,188

			85,949,930

TOTAL INSURANCE			315,326,431

OIL & GAS—FOREIGN	0.7%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(b),(c)		15,887,000	16,960,008

PIPELINES—FOREIGN	0.9%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		3,500,000	3,748,756
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		8,000,000	8,810,000
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		6,395,000	7,121,221

			19,679,977

REAL ESTATE—RETAIL—FOREIGN	0.4%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(d)		9,000,000	9,293,144

UTILITIES—ELECTRIC UTILITIES—FOREIGN	2.5%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		9,750,000	11,400,139
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		36,085,000	42,219,450
Iberdrola International BV, 1.874% to 1/28/26, Series NC5 (Spain)(b),(c),(f)		3,100,000	3,860,756

			57,480,345

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,457,573,188)			1,503,615,503

CORPORATE BONDS	23.0%
COMMUNICATIONS—TOWERS	1.1%
SBA Communications Corp., 4.00%, due 10/1/22		4,220,000	4,271,800
SBA Communications Corp., 3.875%, due 2/15/27 Series WI		19,700,000	20,597,532

			24,869,332

CONSUMER STAPLES	1.0%
7-Eleven, Inc., 0.80%, due 2/10/24, 144A(d)		5,580,000	5,588,757

		Principal Amount	Value
7-Eleven, Inc., 0.95%, due 2/10/26, 144A(d)		$10,000,000	$10,011,222
7-Eleven, Inc., 1.30%, due 2/10/28, 144A(d)		7,000,000	6,976,553

			22,576,532

ELECTRIC	2.1%
Dominion Energy, Inc., 2.715%, due 8/15/21		7,000,000	7,089,649
Dominion Energy, Inc., 3.071%, due 8/15/24		6,478,000	7,043,885
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	6,293,549
Georgia Power Co., 2.10%, due 7/30/23, Series A		2,500,000	2,607,539
Georgia Power Co., 2.20%, due 9/15/24, Series A		7,000,000	7,400,649
NextEra Energy Capital Holdings, Inc., 2.75%, due 5/1/25		11,720,000	12,636,789
Southern Power Co., 0.90%, due 1/15/26		4,650,000	4,648,336

			47,720,396

ENERGY	0.2%
East Ohio Gas Co./The, 1.30%, due 6/15/25, 144A(d)		4,270,000	4,345,009

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	3.6%
BGC Partners, Inc., 3.75%, due 10/1/24		7,000,000	7,349,171
BGC Partners, Inc., 4.375%, due 12/15/25		4,000,000	4,277,535
Caterpillar Financial Services Corp., 0.65%, due 7/7/23		8,000,000	8,063,107
Ford Motor Credit Co. LLC, 3.37%, due 11/17/23		5,635,000	5,741,051
Ford Motor Credit Co. LLC, 3.375%, due 11/13/25		7,000,000	7,123,900
Ford Motor Credit Co. LLC, 1.048% (3 Month US LIBOR + 0.81%), due 4/5/21 (FRN)(a)		6,100,000	6,088,905
GE Capital International Funding Co. Unlimited Co., 3.373%, due 11/15/25		21,650,000	23,942,890
General Motors Financial Co., Inc., 1.25%, due 1/8/26		9,180,000	9,157,777
General Motors Financial Co., Inc., 1.228% (3 Month US LIBOR + 0.99%), due 1/5/23 (FRN)(a)		3,875,000	3,901,965
General Motors Financial Co., Inc., 1.55% (3 Month US LIBOR + 1.31%), due 6/30/22 (FRN)(a)		4,461,000	4,504,497

			80,150,798

		Principal Amount	Value
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 3.45%, due 5/1/27		$4,950,000	$5,549,928

INTEGRATED TELECOMMUNICATIONS SERVICES	1.7%
AT&T, Inc., 2.30%, due 6/1/27		8,848,000	9,348,672
T-Mobile USA, Inc., 2.25%, due 2/15/26		6,420,000	6,495,692
T-Mobile USA, Inc., 2.625%, due 2/15/29		7,000,000	7,034,160
T-Mobile USA, Inc., 3.50%, due 4/15/25, 144A(d)		7,000,000	7,680,369
Verizon Communications, Inc., 1.321% (3 Month US LIBOR +1.10%), due 5/15/25 (FRN)(a)		6,800,000	7,001,467

			37,560,360

REAL ESTATE	11.6%
DIVERSIFIED	0.2%
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	4,095,611

FINANCE	1.2%
CyrusOne LP/CyrusOne Finance Corp., 2.90%, due 11/15/24		5,000,000	5,337,825
Newmark Group, Inc., 6.125%, due 11/15/23		9,060,000	9,858,192
VEREIT Operating Partnership LP, 2.20%, due 6/15/28		2,725,000	2,791,360
VEREIT Operating Partnership LP, 4.875%, due 6/1/26		6,996,000	8,239,480

			26,226,857

HEALTH CARE	2.6%
Diversified Healthcare Trust, 6.75%, due 12/15/21		7,286,000	7,449,935
Diversified Healthcare Trust, 9.75%, due 6/15/25		8,200,000	9,315,692
Sabra Health Care LP, 4.80%, due 6/1/24		8,250,000	8,957,055
Sabra Health Care LP, 5.125%, due 8/15/26		6,233,000	7,048,585
Welltower, Inc., 3.625%, due 3/15/24		10,060,000	10,956,649
Welltower, Inc., 4.00%, due 6/1/25		6,344,000	7,154,991
Welltower, Inc., 4.50%, due 1/15/24		8,289,000	9,162,644

			60,045,551

		Principal Amount	Value
NET LEASE	1.7%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, due 12/15/27, 144A(d)		$5,000,000	$5,095,544
Highwoods Realty LP, 3.625%, due 1/15/23		5,000,000	5,216,779
Realty Income Corp., 0.75%, due 3/15/26		6,500,000	6,444,815
Realty Income Corp., 4.65%, due 8/1/23		6,143,000	6,737,050
VEREIT Operating Partnership LP, 3.40%, due 1/15/28		3,000,000	3,304,409
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25, 144A(d)		3,749,000	3,816,951
WP Carey, Inc., 4.60%, due 4/1/24		6,325,000	6,998,141

			37,613,689

OFFICE	2.3%
Alexandria Real Estate Equities, Inc., 4.00%, due 1/15/24		3,900,000	4,290,363
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		1,000,000	1,045,114
Corporate Office Properties LP, 2.25%, due 3/15/26		4,695,000	4,882,507
Corporate Office Properties LP, 3.60%, due 5/15/23		15,375,000	16,292,368
Corporate Office Properties LP, 5.00%, due 7/1/25		3,468,000	3,962,244
Corporate Office Properties LP, 5.25%, due 2/15/24		4,920,000	5,487,741
Kilroy Realty LP, 3.80%, due 1/15/23		7,004,000	7,347,755
SL Green Operating Partnership LP, 3.25%, due 10/15/22		8,190,000	8,492,012

			51,800,104

RESIDENTIAL	0.2%
UDR, Inc., 4.00%, due 10/1/25, Series MTN		1,569,000	1,772,109
ERP Operating LP, 4.625%, due 12/15/21		2,200,000	2,258,655

			4,030,764

RETAIL	0.1%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		3,000,000	3,227,808

		Principal Amount	Value
SELF STORAGE	0.4%
CubeSmart LP, 4.00%, due 11/15/25		$7,789,000	$8,805,790

SHOPPING CENTERS	1.4%
COMMUNITY CENTER	1.1%
Federal Realty Investment Trust, 1.25%, due 2/15/26		7,500,000	7,600,101
Weingarten Realty Investors, 3.375%, due 10/15/22		5,300,000	5,466,331
Weingarten Realty Investors, 3.50%, due 4/15/23		8,635,000	9,011,256
Weingarten Realty Investors, 4.45%, due 1/15/24		2,362,000	2,553,252

			24,630,940

REGIONAL MALL	0.3%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		6,426,000	6,681,466

TOTAL SHOPPING CENTERS			31,312,406

SPECIALTY	1.5%
Equinix, Inc., 1.00%, due 9/15/25		9,000,000	9,011,525
Equinix, Inc., 1.80%, due 7/15/27		5,800,000	5,954,680
Equinix, Inc., 2.625%, due 11/18/24		9,300,000	9,909,606
Equinix, Inc., 2.875%, due 2/1/26		6,500,000	8,016,837

			32,892,648

TOTAL REAL ESTATE			260,051,228

TELECOMMUNICATION	0.8%
COMMUNICATIONS	0.1%
QualityTech LP/QTS Finance Corp., 3.875%, due 10/1/28, 144A(d)		2,500,000	2,553,625

COMMUNICATIONS—FOREIGN	0.7%
Vodafone Group PLC, 3.75%, due 1/16/24 (United Kingdom)		2,300,000	2,511,696
Vodafone Group PLC, 2.625% to 5/27/26, due 8/27/80, Series NC6 (United Kingdom)(b),(f)		10,900,000	13,617,576

			16,129,272

TOTAL TELECOMMUNICATION			18,682,897

		Principal Amount	Value
UTILITIES	0.7%
ELECTRIC UTILITIES—FOREIGN	0.2%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Italy)(d)		$4,000,000	$4,125,086

MULTI-UTILITIES	0.5%
NiSource, Inc., 0.95%, due 8/15/25		11,380,000	11,400,188

TOTAL UTILITIES			15,525,274

TOTAL CORPORATE BONDS (Identified cost—$495,102,314)			517,031,754

		Shares
SHORT-TERM INVESTMENTS	4.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(h)		98,719,995	98,719,995

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$98,719,995)			98,719,995

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,188,461,879)	99.9%		2,256,508,081
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		1,818,687

NET ASSETS	100.0%		$2,258,326,768

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	35,476,061	USD	27,843,907	2/2/21	$101,049
Brown Brothers Harriman	EUR	53,358,241	USD	65,319,558	2/2/21	566,690
Brown Brothers Harriman	USD	27,762,739	CAD	35,476,061	2/2/21	(19,881)
Brown Brothers Harriman	USD	64,746,490	EUR	53,358,241	2/2/21	6,377
Brown Brothers Harriman	CAD	5,639,884	USD	4,411,877	3/2/21	1,024
Brown Brothers Harriman	CAD	35,484,968	USD	27,769,927	3/2/21	17,760

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	52,924,810	USD	64,255,482	3/2/21	(10,560)

						$662,459

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Variable rate. Rate shown is in effect at January 31, 2021.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $534,639,617 which represents 23.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $392,280,811 or 17.4% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $199,743,150 which represents 8.8% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$41,522,500	$41,522,500	$—	$—
Preferred Securities—$25 Par Value:
Electric	17,092,249	—	17,092,249	—
Other Industries	78,526,080	78,526,080	—	—
Preferred Securities—Capital Securities:
Food	1,500,000	—	—	1,500,000
Other Industries	1,502,115,503	—	1,502,115,503	—
Corporate Bonds	517,031,754	—	517,031,754	—
Short-Term Investments	98,719,995	—	98,719,995	—

Total Investments in Securities(a)	$2,256,508,081	$120,048,580	$2,134,959,501	$1,500,000(b	)

Forward Foreign Currency Exchange Contracts	$692,900	$—	$692,900	$—

Total Derivative Assets(a)	$692,900	$—	$692,900	$—

Forward Foreign Currency Exchange Contracts	$(30,441)	$—	$(30,441)	$—

Total Derivative Liabilities(a)	$(30,441)	$—	$(30,441)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2020	$1,290,000
Change in unrealized appreciation (depreciation)	210,000

Balance as of January 31, 2021	$1,500,000

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $210,000.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended January 31, 2021:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$63,174,252